Note 25 - Post-employment and other employee benefit commitments. Estimated benefit payments (Details)	Dec. 31, 2019 EUR (€)
Not Later Than One Year Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	€ 764,000,000
Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	694,000,000
Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	603,000,000
Later Than Three Years And Not Later Than Four Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	526,000,000
Later Than Four Years And Not Later Than Five Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	465,000,000
Later Than Five Years And Not Later Than Ten Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	2,018,000,000
Spain [Member] | Not Later Than One Year Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	621,000,000
Spain [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	544,000,000
Spain [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	449,000,000
Spain [Member] | Later Than Three Years And Not Later Than Four Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	360,000,000
Spain [Member] | Later Than Four Years And Not Later Than Five Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	288,000,000
Spain [Member] | Later Than Five Years And Not Later Than Ten Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	903,000,000
Mexico [Member] | Not Later Than One Year Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	106,000,000
Mexico [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	110,000,000
Mexico [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	117,000,000
Mexico [Member] | Later Than Three Years And Not Later Than Four Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	125,000,000
Mexico [Member] | Later Than Four Years And Not Later Than Five Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	132,000,000
Mexico [Member] | Later Than Five Years And Not Later Than Ten Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	808,000,000
United States [Member] | Not Later Than One Year Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	17,000,000
United States [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	18,000,000
United States [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	19,000,000
United States [Member] | Later Than Three Years And Not Later Than Four Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	19,000,000
United States [Member] | Later Than Four Years And Not Later Than Five Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	20,000,000
United States [Member] | Later Than Five Years And Not Later Than Ten Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	107,000,000
Turkey [Member] | Not Later Than One Year Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	20,000,000
Turkey [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	22,000,000
Turkey [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	18,000,000
Turkey [Member] | Later Than Three Years And Not Later Than Four Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	22,000,000
Turkey [Member] | Later Than Four Years And Not Later Than Five Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	25,000,000
Turkey [Member] | Later Than Five Years And Not Later Than Ten Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	€ 200,000,000